CM Advisors Fixed Income Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 12.8%	Shares	Value
Energy - 12.8%
Oil & Gas Equipment & Services - 12.8%
PHI Group, Inc. (Cost $1,222,684)	113,912	$ 3,616,706

CORPORATE BONDS - 79.6%	Par Value	Value
Communication Services - 1.2%
Alternative Carriers - 1.2%
Lumen Technologies, Inc., 6.875%, due 01/15/28	$ 116,000	$ 115,740
Qwest Corporation,
7.375%, due 05/01/30	100,000	100,150
7.750%, due 05/01/30	129,000	132,064
		347,954
Consumer Discretionary - 8.9%
Apparel, Accessories & Luxury Goods - 0.4%
Tapestry, Inc., 5.100%, due 03/11/30	100,000	102,652

Automobile Manufacturers - 2.2%
Ford Motor Credit Company, LLC, 4.346%, due 12/08/26	300,000	299,190
General Motors Company, 5.600%, due 10/15/32	303,000	317,888
		617,078
Automotive Retail - 0.9%
Advance Auto Parts, Inc., 5.950%, due 03/09/28	250,000	255,515

Distributors - 2.7%
Genuine Parts Company, 4.950%, due 08/15/49	475,000	482,306
LKQ Corporation, 6.250%, due 06/15/33	250,000	267,541
		749,847
Home Furnishings - 0.3%
Leggett & Platt, Inc., 3.500%, due 11/15/27	100,000	97,971

Hotels, Resorts & Cruise Lines - 0.5%
Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	135,000	142,591

Leisure Products - 1.9%
Polaris, Inc., 6.950%, due 03/15/29	500,000	531,593

Consumer Staples - 0.4%
Packaged Foods & Meats - 0.4%
Conagra Brands, Inc., 7.000%, due 10/01/28	100,000	106,748

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 79.6% (Continued)	Par Value	Value
Energy - 14.4%
Integrated Oil & Gas - 3.0%
Occidental Petroleum Corporation,
3.000%, due 02/15/27	$ 100,000	$ 98,618
8.450%, due 02/15/29	100,000	110,283
7.875%, due 09/15/31	550,000	631,366
		840,267
Oil & Gas Drilling - 1.7%
Helmerich & Payne, Inc., 2.900%, due 09/29/31	550,000	492,509

Oil & Gas Exploration & Production - 3.4%
Continental Resources, Inc., 4.375%, due 01/15/28	450,000	448,474
Devon Energy Corporation, 7.950%, due 04/15/32	250,000	291,452
Vital Energy, Inc., 9.750%, due 10/15/30	200,000	207,750
		947,676
Oil & Gas Storage & Transportation - 6.3%
Sabine Pass Liquefaction, LLC, 5.875%, due 06/30/26	200,000	200,235
Southern Natural Gas Company, 8.000%, due 03/01/32	350,000	407,529
Targa Resources Partners L.P., 6.875%, due 01/15/29	600,000	608,581
Western Gas Partners L.P., 4.650%, due 07/01/26	550,000	550,595
		1,766,940
Financials - 15.8%
Banks - 0.9%
Manufacturers & Traders Trust Company, 3.400%, due 08/17/27	250,000	246,695

Consumer Finance - 1.8%
Ford Motor Credit Company, LLC,
6.950%, due 06/10/26	200,000	202,049
5.100%, due 08/20/27	200,000	196,936
John Deere Capital Corporation, 5.950%, due 04/19/27	100,000	100,412
		499,397
Diversified Banks - 7.3%
Citigroup, Inc., 5.000%, due 06/18/29	525,000	526,109
JPMorgan Chase & Company,
1.100%, due 06/22/26	650,000	639,716
5.040%, due 01/23/28	450,000	454,615
5.500%, due 12/13/34	425,000	429,672
		2,050,112
Investment Banking & Brokerage - 2.7%
Jefferies Financial Group, Inc.,
6.000%, due 12/13/34	125,000	124,743
6.150%, due 02/28/35	300,000	300,503
6.000%, due 07/31/35	350,000	352,070
		777,316
Property & Casualty Insurance - 3.1%
Fairfax Financial Holdings Ltd.,
8.300%, due 04/15/26	450,000	456,099
3.375%, due 03/03/31	150,000	141,147
Fidelity National Financial, Inc., 3.400%, due 06/15/30	295,000	281,165
		878,411

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 79.6% (Continued)	Par Value	Value
Health Care - 2.2%
Health Care Services - 0.9%
Cigna Group (The), 5.125%, due 05/15/31	$ 250,000	$ 258,919

Life Sciences Tools & Services - 1.3%
Illumina, Inc.,
5.800%, due 12/12/25	200,000	200,051
5.750%, due 12/13/27	150,000	154,023
		354,074
Industrials - 11.6%
Aerospace & Defense - 0.7%
Huntington Ingalls Industries, Inc., 2.043%, due 08/16/28	200,000	189,050

Building Products - 1.9%
Masco Corporation, 7.750%, due 08/01/29	500,000	550,093

Construction & Engineering - 1.1%
Fluor Corporation, 4.250%, due 09/15/28	300,000	299,205

Data Processing & Outsourced Services - 1.3%
Concentrix Corporation,
6.650%, due 08/02/26	150,000	151,572
6.600%, due 08/02/28	210,000	216,739
		368,311
Industrial Machinery & Supplies & Components - 1.1%
Timken Company (The), 4.500%, due 12/15/28	300,000	301,767

Research & Consulting Services - 1.5%
Jacobs Engineering Group, Inc., 5.900%, due 03/01/33	400,000	422,860

Trading Companies & Distributors - 4.0%
United Rentals North America, Inc.,
5.500%, due 05/15/27	520,000	520,043
5.250%, due 01/15/30	600,000	607,974
		1,128,017
Information Technology - 6.8%
Electronic Components - 1.8%
Corning, Inc., 7.250%, due 08/15/36	500,000	511,852

Electronic Equipment & Instruments - 1.6%
Vontier Corporation,
1.800%, due 04/01/26	250,000	247,739
2.400%, due 04/01/28	200,000	190,996
		438,735
IT Consulting & Other Services - 0.8%
DXC Technology Company, 2.375%, due 09/15/28	250,000	235,030

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 79.6% (Continued)	Par Value	Value
Information Technology - 6.8% (Continued)
Semiconductors - 2.6%
Intel Corporation,
4.875%, due 02/10/26	$ 600,000	$ 600,707
4.875%, due 02/10/28	120,000	121,838
		722,545
Materials - 12.2%
Commodity Chemicals - 2.3%
Olin Corporation,
5.625%, due 08/01/29	150,000	150,436
5.000%, due 02/01/30	500,000	491,395
		641,831
Copper - 1.3%
Freeport-McMoRan, Inc., 9.500%, due 06/01/31	300,000	363,442

Diversified Chemicals - 3.8%
Celanese US Holdings, LLC, 6.415%, due 07/15/27	191,000	196,566
Dow Chemical Company (The),
7.375%, due 11/01/29	140,000	154,865
4.800%, due 01/15/31	250,000	249,366
Huntsman International, LLC, 4.500%, due 05/01/29	500,000	478,365
		1,079,162
Fertilizers & Agricultural Chemicals - 2.1%
FMC Corporation,
3.450%, due 10/01/29	400,000	364,172
5.650%, due 05/18/33	250,000	228,804
		592,976
Metal, Glass & Plastic Containers - 1.2%
Ball Corporation,
6.000%, due 06/15/29	250,000	257,302
2.875%, due 08/15/30	100,000	92,206
		349,508
Specialty Chemicals - 0.9%
Albemarle Corporation, 4.650%, due 06/01/27	250,000	250,605

Steel - 0.6%
Arcelormittal Sa Luxembourg S.A., 6.550%, due 11/29/27	150,000	156,133

Real Estate - 1.4%
Retail REITs - 0.7%
Realty Income Corporation, 5.050%, due 01/13/26	200,000	200,018

Timber REITs - 0.7%
Weyerhaeuser Company, 4.750%, due 05/15/26	200,000	200,510

Utilities - 4.7%
Electric Utilities - 3.0%
Edison International, 5.750%, due 06/15/27	250,000	254,250
Exelon Corporation, 7.600%, due 04/01/32	500,000	581,296
		835,546

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 79.6% (Continued)	Par Value	Value
Utilities - 4.7% (Continued)
Gas Utilities - 0.3%
National Fuel Gas Company, 5.500%, due 10/01/26	$ 100,000	$ 101,104

Independent Power Producers & Energy Traders - 1.4%
AES Corporation,
1.375%, due 01/15/26	200,000	198,955
5.450%, due 06/01/28	200,000	204,582
		403,537

Total Corporate Bonds (Cost $22,046,212)		$ 22,406,102

U.S. TREASURY OBLIGATIONS - 3.5%	Par Value	Value
U.S. Treasury Notes - 3.5%
4.250%, due 01/31/26	$ 250,000	$ 250,122
4.625%, due 02/28/26	250,000	250,425
4.500%, due 03/31/26	250,000	250,528
1.125%, due 10/31/26	250,000	244,330
Total U.S. Treasury Obligations (Cost $995,056)		$ 995,405

MONEY MARKET FUNDS - 2.8%	Shares	Value
Allspring Treasury Plus Money Market Fund - Institutional Class, 3.82% (a) (Cost $790,847)	790,847	$ 790,847

Total Investments at Value - 98.7% (Cost $25,054,799)		$ 27,809,060

Other Assets in Excess of Liabilities - 1.3%		361,598

Net Assets - 100.0%		$ 28,170,658

REIT – Real Estate Investment Trust

(a)	The rate shown is the 7-day effective yield as of November 30, 2025.